Restatement of Financial Statements (Details) - Schedule of statements of operations - USD ($)	2 Months Ended	3 Months Ended		5 Months Ended		12 Months Ended
	Sep. 30, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Operations and Comprehensive Loss
Loss from operations		$ (27,289,000)	$ (22,857,000)			$ (95,954,000)	$ (99,660,000)	$ (89,064,000)
Other (expense) income:
Other expense (income), net		245,000	(1,329,000)			(2,629,000)	812,000	918,000
Net loss		(52,162,000)	$ (24,825,000)			$ (127,007,000)	$ (101,552,000)	$ (91,622,000)
ArcLight
Statement of Operations and Comprehensive Loss
Loss from operations		(3,809,064)		$ (1,332,873)
Other (expense) income:
Change in fair value of derivative warranty liabilities		(73,250,000)		(31,750,900)
Interest earned on investments held in Trust Account		45,610		48,542
Net loss		$ (77,013,454)		$ (33,707,942)	$ (33,707,942)
Basic and diluted weighted average shares outstanding (in Shares)		21,274,046		25,913,041
Basic and diluted net income per share (in Dollars per share)		$ 0		$ 0
Class A Ordinary Shares | ArcLight
Other (expense) income:
Net loss		$ 0
Class B Ordinary Shares | ArcLight
Other (expense) income:
Net loss		$ 0
As Previously Reported | ArcLight
Statement of Operations and Comprehensive Loss
Loss from operations	$ (63,748)			$ (1,332,873)
Other (expense) income:
Change in fair value of derivative warranty liabilities	0			0
Financing costs – derivative warrant liabilities	0			0
Interest earned on investments held in Trust Account				48,542
Other expense (income), net				48,542
Net loss	$ (63,748)			$ (1,284,331)
Basic and diluted weighted average shares outstanding (in Shares)	7,066,920
Basic and diluted net income per share (in Dollars per share)	$ (0.01)
As Previously Reported | Class A Ordinary Shares | ArcLight
Other (expense) income:
Basic and diluted weighted average shares outstanding (in Shares)				26,276,074
Basic and diluted net income per share (in Dollars per share)				$ 0.00
As Previously Reported | Class B Ordinary Shares | ArcLight
Other (expense) income:
Basic and diluted weighted average shares outstanding (in Shares)				7,561,720
Basic and diluted net income per share (in Dollars per share)				$ (0.18)
Restatement Adjustment | ArcLight
Statement of Operations and Comprehensive Loss
Loss from operations	$ 0			$ 0
Other (expense) income:
Change in fair value of derivative warranty liabilities	(1,209,100)			(31,750,900)
Financing costs – derivative warrant liabilities	(672,711)			(672,711)
Interest earned on investments held in Trust Account				0
Other expense (income), net				(32,423,611)
Net loss	$ 536,389			$ (32,423,611)
Basic and diluted weighted average shares outstanding (in Shares)	0
Basic and diluted net income per share (in Dollars per share)	$ 0
Restatement Adjustment | Class A Ordinary Shares | ArcLight
Other (expense) income:
Basic and diluted weighted average shares outstanding (in Shares)				0
Basic and diluted net income per share (in Dollars per share)				$ 0
Restatement Adjustment | Class B Ordinary Shares | ArcLight
Other (expense) income:
Basic and diluted weighted average shares outstanding (in Shares)				0
Basic and diluted net income per share (in Dollars per share)				$ 0
As Restated | ArcLight
Statement of Operations and Comprehensive Loss
Loss from operations	$ (63,748)			$ (1,332,873)
Other (expense) income:
Change in fair value of derivative warranty liabilities	(1,209,100)			(31,750,900)
Financing costs – derivative warrant liabilities	(672,711)			(672,711)
Interest earned on investments held in Trust Account				48,542
Other expense (income), net				(32,375,069)
Net loss	$ 472,641			$ (33,707,942)
Basic and diluted weighted average shares outstanding (in Shares)	7,275,953
Basic and diluted net income per share (in Dollars per share)	$ 0.06
As Restated | Class A Ordinary Shares | ArcLight
Other (expense) income:
Basic and diluted weighted average shares outstanding (in Shares)				25,913,041
Basic and diluted net income per share (in Dollars per share)				$ 0.00
As Restated | Class B Ordinary Shares | ArcLight
Other (expense) income:
Basic and diluted weighted average shares outstanding (in Shares)				8,643,813
Basic and diluted net income per share (in Dollars per share)				$ (3.90)